Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities at fair value, class
Disclosure of fair value measurement of liabilities [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ (108)	€ (206)
Level 3
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	770	729
Realised gain/loss recognised in the statement of profit or loss during the period	(109)	(206)
Additions	56	274
Redemptions	(30)	(222)
Maturity/settlement	(70)	(26)
Transfers into Level 3	46	399
Transfers out of Level 3	(49)	(179)
Exchange rate differences	(1)	0
Closing balance	613	770
Level 3 | Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	637	382
Realised gain/loss recognised in the statement of profit or loss during the period	(116)	(104)
Additions	45	55
Redemptions	(29)	(12)
Maturity/settlement	(40)	(15)
Transfers into Level 3	34	364
Transfers out of Level 3	(49)	(33)
Exchange rate differences	(1)	0
Closing balance	481	637
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	67	301
Realised gain/loss recognised in the statement of profit or loss during the period	12	(98)
Additions	0	190
Redemptions	0	(209)
Maturity/settlement	0	(7)
Transfers into Level 3	0	0
Transfers out of Level 3	0	(111)
Exchange rate differences	0	0
Closing balance	78	67
Level 3 | Financial liabilities designated as at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	67	47
Realised gain/loss recognised in the statement of profit or loss during the period	(4)	(5)
Additions	10	29
Redemptions	0	0
Maturity/settlement	(30)	(4)
Transfers into Level 3	12	34
Transfers out of Level 3	0	(34)
Exchange rate differences	0	0
Closing balance	€ 53	€ 67